Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

June 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Registration Statement on Form S-3
    SEC File Nos. 333-
    Pruco Life Insurance Company (Registrant)

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is a Registration Statement on Form S-3.
The purpose of this S-3 filing is solely to register additional securities of the Prudential FlexGuard® Flexible Premium Deferred Index-Linked and Variable Annuity B Series and the Prudential FlexGuard® Flexible Premium Deferred Index-Linked and Variable Annuity I Series (together, “Prudential FlexGuard®”).
This filing contains two prospectuses, one for each Series. The two prospectuses have not changed since they were filed as part of the registration statement filing of Prudential FlexGuard® that was declared effective on April 29, 2022.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,
/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel